Long-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Long-term debt
Long-term debt	€ 7,320,491	€ 7,314,915
Less current portion	(56,931)	(667,966)
Long-term debt, less current portion	7,263,560	6,646,949
Schuldschein loans
Long-term debt
Long-term debt	224,578
Bonds
Long-term debt
Long-term debt	6,725,301	7,071,259
Accounts Receivable Facility
Long-term debt
Long-term debt	174,871
Other long-term debt
Long-term debt
Long-term debt	€ 195,741	€ 243,656